Derivatives and Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Effect of derivative instruments on the consolidated statements of operations
Change in fair value		$ 366,806	$ 1,657,052
Gain/(loss) on derivatives-net	342,309	(599,148)	(1,045,835)
Interest rate swaps | Derivatives not designated as hedging instruments | Gain/(loss) on derivatives, net
Effect of derivative instruments on the consolidated statements of operations
Change in fair value	1,690,606	366,806	1,657,052
Realized loss	(1,348,297)	(965,954)	(2,702,887)
Gain/(loss) on derivatives-net	$ 342,309	$ (599,148)	$ (1,045,835)